Shareholder Report, Holdings (Details)	May 31, 2026
C000193017 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000193017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000193017 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193017 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000193017 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000193017 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000193017 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000193017 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000193017 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000193017 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000193017 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000193017 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000193017 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000193017 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000193017 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000193017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000193017 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000193017 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193017 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000193017 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.30%
C000193017 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000193017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000178768 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000178768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000178768 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178768 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000178768 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000178768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000178768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000178768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000178768 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000178768 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000178768 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000178768 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000178768 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000178768 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000178768 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000178768 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178768 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000178768 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000178768 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000178768 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000178768 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.30%
C000178768 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000178768 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001744 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000001744 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001744 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001744 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001744 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001744 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000001744 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000001744 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000001744 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001744 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001744 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000001744 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001744 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000001744 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000001744 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000001744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000001744 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000001744 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001744 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000001744 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.30%
C000001744 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000001744 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001742 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000001742 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001742 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001742 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001742 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001742 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000001742 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000001742 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000001742 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001742 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001742 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000001742 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001742 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000001742 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000001742 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000001742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000001742 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000001742 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000001742 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001742 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000001742 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	82.30%
C000001742 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000001742 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%